Prepayment for Land Use Rights (Details) ¥ in Millions, $ in Millions	Jun. 17, 2025 USD ($)	Jun. 17, 2025 CNY (¥)	Nov. 26, 2021 USD ($) m²	Nov. 26, 2021 CNY (¥) m²
Prepayment for Land Use Rights [Abstract]
Prepaid expense			$ 1.4	¥ 10
Area of land			13,000	13,000
Refunded amount	$ 1.4	¥ 10